Laura E. Flores

+1.202.373.6101

laura.flores@morganlewis.com

October 31, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Reality Shares ETF Trust (File Nos. 333-192288 and 811-22911): Filing Pursuant to Rule 485(b)

Ladies and Gentlemen:

On behalf of our client, Reality Shares ETF Trust (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933 and the Investment Company Act of 1940, Post-Effective Amendment No. 23 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 23”). The purpose of PEA No. 23 is to (i) incorporate comments received from the Staff to the Trust’s PEA No. 22 filed on August 17, 2018; (ii) make other non-material changes to the Prospectus and Statement of Additional Information for the Trust’s Reality Shares Fundstrat DQM Long ETF (the “Fund”); and (iii) file certain exhibits specific to the Fund.

I hereby certify that PEA No. 23 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please contact me at 202.373.6101 with any questions or comments.

Very truly yours,

/s/ Laura E. Flores
Laura E. Flores